Long- Term Investments (Tables)	12 Months Ended
Dec. 31, 2024
Long Term Investments [Abstract]
Schedule of Long-Term Investments Include Equity Investments

As of December 31, 2023 and 2024, long-term investments include equity investments in privately held companies. The following table presents the Group’s long-term investments as of the respective balance sheet dates:

	December 31, 2023	December 31, 2024
	RMB	RMB
Equity method investments:
Shanghai Three Drivers Culture Media Co., Limited (“STDC”) (1)	5,564	6,096
Total	5,564	6,096
(1)	On September 3, 2018, TuanChe Internet invested RMB4,000 in cash for a 40% equity interest in STDC that operates a car media business. On June 30, 2021, the Group made additional investment of RMB2,250 and the ownership in STDC increased to 49%. The Group applies the equity method of accounting to the investment in STDC, over which it has significant influence but does not own a majority equity interest or otherwise control. As of December 31, 2023 and 2024, the carrying value of equity investment for using equity method were RMB5,564 and RMB6,096, respectively. For the years ended December 31, 2022, 2023 and 2024, the change in profit and loss of equity investment for using equity method were profit of RMB26, RMB181 and RMB532, respectively.